Long-term Investments, Net (Tables)	12 Months Ended
Dec. 31, 2024
Equity Method Investment, Financial Statement, Reported Amounts [Abstract]
Summary of equity method investments

	December 31, 2023	December 31, 2024
	RMB in thousands
Equity investments accounted for using the measurement alternative	2,421,609	1,917,527
Equity investments accounted for using the equity method	1,862,739	1,834,070
Investments accounted for at fair value	82,284	159,995

Total	4,366,632	3,911,592